Other Assets	12 Months Ended
Dec. 31, 2024
Disclosure of Other Assets [Abstract]
Other Assets
14.
Other assets

	2023	2024
Other financial assets:
Settlement with brokers	30,687	24,853
Receivables from VISA and Master Card	4,159	2,782
Prepayments for customers online transactions	3,947	594
Other	7,502	8,824

Total other financial assets	46,295	37,053
Less: allowance for impairment losses (Note 7)	(4,761)	(7,260)

Total net other financial assets	41,534	29,793

Other non-financial assets:
Prepayments for goods and services	23,339	55,683
Goodwill (Note 13)	34,078	17,438
Investment property	16,065	14,619
Inventory	14,370	16,195
Taxes receivable	6,433	5,818
Other	658	1,460

Total other non-financial assets	94,943	111,213
Less: allowance for impairment losses	(879)	(1,310)

Total net other non-financial assets	94,064	109,903

Total other assets	135,598	139,696

Movements in allowances for impairment losses of other assets are disclosed in Note 7.

Investment property movement is presented as follows:

	2023	2024

Cost
As at 1 January	17,954	17,328
Additions	21	19
Disposals	(647)	(1,433)
As at 31 December	17,328	15,914

Accumulated depreciation
As at 1 January	(1,125)	(1,263)
Depreciation charge	(219)	(210)
Disposals	81	178
As at 31 December	(1,263)	(1,295)

Net book value	16,065	14,619

As at 31 December 2023 and 2024, the fair value of investment property was KZT 21,187 million and KZT 19,968 million, respectively. In measuring fair value of the Group’s investment property, the measurements were categorized into Level 3.